Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 4,964	$ 4,652
Short-term deposit	7,464	3,496
Restricted Cash	123	121
Marketable debt securities	8,100	7,183
Other receivables	433	672
Total current assets	21,084	16,124
Investment in associate at fair value	1,593	2,119
Loan to associate	267	257
Total non-current assets	1,860	2,376
Total assets	22,944	18,500
Current liabilities
Trade payables	1,369	1,308
Other payables	1,052	865
Total current liabilities	2,421	2,173
Stockholders’ equity
Ordinary shares par value NIS 1.80 per share; Authorized 50,000,000; Issued and outstanding: 5,303,050 shares as of June 30, 2025 and 1,664,884 shares as of December 31, 2024	2,690	742
Additional paid-in capital	222,304	216,470
Accumulated other comprehensive loss	(403)	(416)
Accumulated deficit	(204,068)	(200,469)
Total stockholders’ equity	20,523	16,327
Total liabilities and stockholders’ equity	$ 22,944	$ 18,500